Prepayments and Other Assets	12 Months Ended
Dec. 31, 2025
Prepayments and Other Assets [Abstract]
PREPAYMENTS AND OTHER ASSETS
16.	PREPAYMENTS AND OTHER ASSETS

	2025	2024
	US$	US$

Prepayments and inventories (Note)	4,727,860	8,845,219
Deposits and other receivables	1,584,918	1,328,372
	6,312,778	10,173,591

Portion classified as non-current	(58,205)	(24,608)
Current portion	6,254,573	10,148,983

Note: As of December 31, 2025, included in prepayments and inventories are inventories of US$974,788.

The financial assets included in the above balances relate to deposits and other receivables for which there was no recent history of default and past due amount. As at December 31, 2025 and 2024, the loss allowance was assessed to be minimal.